Equity - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended
	Feb. 28, 2016	Nov. 30, 2014	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity [line items]
Dividend payable annual percentage	40.00%
Treasury stock [member]
Disclosure of equity [line items]
Share repurchase program authorized amount		$ 250,000,000	$ 200,000,000
Class A common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares issued				34,033,575	33,998,654
Common stock, shares outstanding				28,477,704	30,995,120	31,421,265	31,337,856
Class B common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares issued				10,938,125	10,938,125
Common stock, shares outstanding				10,938,125	10,938,125	10,938,125	10,938,125
Class C common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares outstanding				0	0